Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Translation risk - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenues	€ 41,096	€ 40,918	€ 40,236
Reported EBITDA	12,002	11,719	11,277
Operating income	4,917	€ 4,077	€ 4,742
Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenues	41,096
Reported EBITDA	12,002
Operating income	€ 4,917
Increase in euro interest rates (as a percent)	10.00%
Euro Member Countries, Euro | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenues	€ 31,744
Reported EBITDA	9,828
Operating income	€ 4,732
Increase in euro interest rates (as a percent)	10.00%
Revenues. appreciation	€ (850)
Reported EBITDA, appreciation	(198)
Operating income, appreciation	€ (17)
Decrease in euro interest rates (as a percent)	10.00%
Revenues. depreciation	€ 1,039
Reported EBITDA, depreciation	242
Operating income, depreciation	21
United States of America, Dollars | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenues	1,187
Reported EBITDA	(56)
Operating income	(222)
United Kingdom, Pounds | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenues	165
Reported EBITDA	(11)
Operating income	(8)
Poland, Zlotych | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenues	2,642
Reported EBITDA	666
Operating income	59
Egypt, Pounds | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenues	632
Reported EBITDA	182
Operating income	60
Morocco, Dirhams | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenues	508
Reported EBITDA	159
Operating income	27
Other currencies [member] | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenues	4,219
Reported EBITDA	1,234
Operating income	€ 269